Segment Information	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Segment Reporting [Abstract]
Segment Information
15. SEGMENT INFORMATION

The Company has two operating segments, which are also its reportable segments. The Company's operating segments are organized based upon primary market channels and, in most instances, the end use of products.

Through its Electrical Raceway segment, the Company manufactures products that deploy, isolate and protect a structure's electrical circuitry from the original power source to the final outlet. These products, which include electrical conduit, armored cable, cable trays, mounting systems and fittings, are critical components of the electrical infrastructure for new construction and maintenance, repair and remodel ("MR&R") markets. The vast majority of the Company's Electrical Raceway net sales are made to electrical distributors, who then serve electrical contractors and the Company considers both to be customers.

Through the MP&S segment, the Company provides products and services that frame, support and secure component parts in a broad range of structures, equipment and systems in electrical, industrial and construction applications. The Company's principal products in this segment are metal framing products and in-line galvanized mechanical tube. Through its metal framing business, the Company designs, manufactures and installs metal strut and fittings used to assemble mounting structures that support heavy equipment and electrical content in buildings and other structures.

Both segments use Adjusted EBITDA as the primary measure of profit and loss. Segment Adjusted EBITDA is the sum of income before income taxes, adjusted to exclude unallocated expenses, depreciation and amortization, loss on extinguishment of debt, interest expense (net), restructuring and impairments, stock-based compensation, legal settlements, consulting fees, transaction costs and other items, such as lower of cost or market inventory adjustments and the impact from the Fence and Sprinkler exit. Prior to fiscal 2017, income before income taxes was also adjusted to exclude net periodic pension benefit cost and ABF product liability. Beginning in fiscal 2017, these costs are no longer excluded due to the relevant insignificance and nature of these amounts. Prior fiscal years have not been restated for this change.

Intersegment transactions primarily consist of product sales at designated transfer prices on an arms-length basis. Gross profit earned and reported within the segment is eliminated in the Company's consolidated results. Certain manufacturing and distribution expenses are allocated between the segments due to the shared nature of activities. Recorded amounts represent a proportional amount of the quantity of product produced for each segment.

	Three months ended
	December 30, 2016			December 25, 2015
(in thousands)	External Net Sales	Intersegment Sales	Adjusted EBITDA	External Net Sales	Intersegment Sales	Adjusted EBITDA
Electrical Raceway	$222,442	$521	$40,318	$223,304	$301	$34,433
Mechanical Products & Solutions	115,149	29	$17,577	135,071	31	$19,377
Eliminations	—	(550)		—	(332)
Consolidated operations	$337,591	$—		$358,375	$—

Presented below is a reconciliation of operating segment Adjusted EBITDA to Income before income taxes:

	Three Months Ended
(in thousands)	December 30, 2016	December 25, 2015
Operating segment Adjusted EBITDA
Electrical Raceway	$40,318	$34,433
Mechanical Products & Solutions	17,577	19,377
Total	57,895	53,810
Unallocated expenses (a)	(8,004)	(5,757)
Interest expense, net	(9,830)	(9,881)
Depreciation and amortization	(13,628)	(13,493)
Loss on extinguishment of debt	(9,805)	—
Restructuring & impairments	(389)	(1,294)
Net periodic pension benefit cost	—	(110)
Stock-based compensation	(2,720)	(2,045)
ABF product liability impact	—	(212)
Consulting fee	—	(875)
Transaction costs	(1,560)	(655)
Other	10,930	(5,507)
Impact of Fence and Sprinkler exit	—	(811)
Income before income taxes	$22,889	$13,170

(a) Represents unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, human resources, information technology, business development and communications, as well as certain costs and earnings of employee-related benefits plans, such as stock-based compensation and a portion of self-insured medical costs.

SEGMENT INFORMATION
The Company has two operating segments, which are also its reportable segments. The Company’s operating segments are organized based upon primary market channels and, in most instances, the end use of products.
Through its Electrical Raceway segment, the Company manufactures products that deploy, isolate and protect a structure’s electrical circuitry from the original power source to the final outlet. These products, which include electrical conduit, armored cable, cable trays, mounting systems and fittings, are critical components of the electrical infrastructure for new construction and maintenance, repair and remodel ("MR&R") markets. The vast majority of the Company’s Electrical Raceway net sales are made to electrical distributors, who then serve electrical contractors and the Company considers both to be customers.
Through the MP&S segment, the Company provides products and services that frame, support and secure component parts in a broad range of structures, equipment and systems in electrical, industrial and construction applications. The Company’s principal products in this segment are metal framing products and in-line galvanized mechanical tube. Through its metal framing business, the Company designs, manufactures and installs metal strut and fittings used to assemble mounting structures that support heavy equipment and electrical content in buildings and other structures.

Both segments use Adjusted EBITDA as the primary measure of profit and loss. Segment Adjusted EBITDA is the sum of income (loss) from operations before income taxes, adjusted to exclude unallocated expenses, depreciation and amortization, gain on extinguishment of debt, interest expense, net, restructuring and impairments, net periodic pension benefit cost, stock-based compensation, legal settlements, ABF product liability impact, consulting fees, transaction costs and other items, such as lower of cost or market inventory adjustments, release of indemnified uncertain tax positions and the impact of foreign exchange gains or losses related to our divestiture in Brazil and the impact from the Fence and Sprinkler exit.

Intersegment transactions primarily consist of product sales at designated transfer prices on an arms-length basis. Gross profit earned and reported within the segment is eliminated in the Company’s consolidated results. Certain manufacturing and distribution expenses are allocated between the segments due to the shared nature of activities. Recorded amounts represent a proportional amount of the quantity of product produced for each segment.

	Fiscal year ended
	September 30, 2016			September 25, 2015			September 26, 2014
(in thousands)	External Net Sales	Inter- segment Sales	Adjusted EBITDA	External Net Sales	Inter- segment Sales	Adjusted EBITDA	External Net Sales	Inter- segment Sales	Adjusted EBITDA
Electrical Raceway	$986,407	$1,718	$174,588	$1,004,683	$896	$106,717	$967,105	$661	$86,273
Mechanical Products & Solutions	536,977	155	$88,551	724,485	277	$79,553	735,733	317	$59,941
Eliminations	—	(1,873)		—	(1,173)		—	(978)
Consolidated operations	$1,523,384	$—		$1,729,168	$—		$1,702,838	$—

	Capital Expenditures			Total Assets
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014	September 30, 2016	September 25, 2015	September 26, 2014
Electrical Raceway	$8,298	$12,210	$10,873	$533,732	$590,999	$591,098
Mechanical Products & Solutions	6,993	10,918	9,474	375,510	439,037	507,967
Unallocated	1,539	3,721	4,015	255,326	83,763	86,354
Consolidated operations	$16,830	$26,849	$24,362	$1,164,568	$1,113,799	$1,185,419

Presented below is a reconciliation of operating segment Adjusted EBITDA to Income (loss) before income taxes:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Operating segment Adjusted EBITDA
Electrical Raceway	$174,588	$106,717	$86,273
Mechanical Products & Solutions	88,551	79,553	59,941
Total	$263,139	$186,270	$146,214
Unallocated expenses (a)	(28,137)	(22,320)	(19,617)
Depreciation and amortization	(55,017)	(59,465)	(58,695)
Interest expense, net	(41,798)	(44,809)	(44,266)
Gain (loss) on extinguishment of debt	1,661	—	(43,667)
Restructuring & impairments	(4,096)	(32,703)	(46,687)
Net periodic pension benefit cost	(441)	(578)	(1,368)
Stock-based compensation	(21,127)	(13,523)	(8,398)
ABF product liability impact	(850)	216	(2,841)
Legal settlements	(1,382)	—	—
Consulting fees	(15,425)	(3,500)	(4,854)
Transaction costs	(7,832)	(6,039)	(5,049)
Other	(1,103)	(14,305)	(12,656)
Impact of Fence and Sprinkler exit	(811)	2,885	(5,003)
Income (loss) before income taxes	$86,781	$(7,871)	$(106,887)

(a) Represents unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, human resources, information technology, business development and communications, as well as certain costs and earnings of employee-related benefits plans, such as stock-based compensation and a portion of self-insured medical costs.

The Company's long-lived assets and net sales by geography were as follows:

	Long-lived assets			Net sales
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014	September 30, 2016	September 25, 2015	September 26, 2014
United States	$204,640	$232,566	$263,750	$1,395,750	$1,604,788	$1,570,788
Other Americas	175	132	194	40,573	42,136	43,323
Europe	1,295	1,036	1,417	40,246	38,621	38,422
Asia-Pacific	3,826	4,482	5,269	46,815	43,623	50,305
Total	$209,936	$238,216	$270,630	$1,523,384	$1,729,168	$1,702,838

The table below shows the amount of net sales from external customers for each of our product categories which accounted for 10 percent or more of our consolidated net sales in any of the last three fiscal years:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Metal Electrical Conduit and Fittings	$331,187	$320,367	$300,594
Armored Cable and Fittings	318,279	332,153	341,912
PVC Electrical Conduit & Fittings	258,954	269,808	238,042
Mechanical Pipe	249,811	286,799	282,789
Metal Framing & Fittings	181,954	174,976	176,047
Other	175,383	166,472	170,766
Impact of Fence and Sprinkler	7,816	178,593	192,688
Net sales	$1,523,384	$1,729,168	$1,702,838